Deferred Initial Public Offering Costs	12 Months Ended
Dec. 31, 2025
Deferred Initial Public Offering Costs [Abstract]
DEFERRED INITIAL PUBLIC OFFERING COSTS

NOTE 6 — DEFERRED INITIAL PUBLIC OFFERING COSTS

As of December 31, 2024, the Group has capitalized deferred offering costs which consist primarily of legal, accounting, and other professional fees incurred in connection with the Company’s planned initial public offering (IPO). These costs are included as Deferred IPO Costs on the consolidated balance sheet as non-current assets. Upon the successful completion of the IPO on August 8, 2025, these costs were reclassified as a reduction in shareholders’ equity.

As of December 31, 2024, deferred initial public offering costs consist of the following:

	As of December 31,
	2025	2024
Accounting and other fees	$—	$84,396
Legal fees	—	97,292
Total	$—	$181,688

During the year ended December 31, 2025, payments for offering costs related to the IPO amounted to $1,192,106, together with deferred IPO costs of $181,688 incurred in prior years, the total of $1,373,794 was deducted from the gross proceeds of the IPO and credited to additional paid-in capital in the consolidated statements of changes in shareholders’ equity.